Fair value - Additional information (Detail) S/ in Thousands	12 Months Ended
Dec. 31, 2020 PEN (S/)
Disclosure of fair value measurement of assets [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	S/ 4,116,507,000
Transfers out of Level 2 into Level 1 of fair value hierarchy	S/ 0